Summary of Significant Accounting Policies - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Depreciation of inventories included on Consolidated Balance Sheets	$ 6	$ 4
Finished goods	186	172
Raw materials	105	98
In-process inventories	12	22
Parts and supplies	77	77
Total Inventories	380	369
Inventory
Inventory [Line Items]
Precious metals inventory	(15)	(16)
Property, plant and equipment, net
Inventory [Line Items]
Precious metals inventory	$ 15	$ 16